CONDENSED CONSOLIDATED AND COMBINED BALANCE SHEETS - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and equivalents	$ 1,328
Accounts and other current receivables, net	927	$ 960	$ 954
Inventories	2,184	1,960	1,922
Other current assets	858	388
Short-term deferred income taxes	174	215	215
Prepaid expenses and other	191	173	144
Total current assets	5,297	3,308	3,235
Property, Plant and Equipment, Net	4,809	4,192	3,376
Other Assets:
Goodwill	856	565	524
Other intangible assets, net	1,321	459	349
Other	623	260	258
Total other assets	2,800	1,284	1,131
Total assets	12,906	8,784	7,742
Current Liabilities:
Current maturities of long-term debt and lease obligations	2
Accounts payable	492	484	350
Accrued liabilities	1,531	1,160	1,368
Total current liabilities	2,025	1,644	1,718
Long-term debt and capital lease obligations	5,277	275
Long-Term Liabilities		1,393	$ 845
Other long-term liabilities	$ 1,620	$ 1,118
Commitments and Contingencies
Equity:
Common stock, $0.01 par value (shares authorized of 2,500,000,000 at September 30, 2015 and 0 at December 31, 2014, shares issued and outstanding of 678,316,388 at September 30, 2015 and 0 at December 31, 2014)	$ 7
Additional paid-in capital	4,093
Net parent company investment		$ 6,180	$ 5,243
Retained earnings	262
Accumulated other comprehensive loss	(378)	(433)	(64)
Total equity	3,984	5,747	5,179
Total liabilities and equity	$ 12,906	$ 8,784	$ 7,742